DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

September 20, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A of DWS ESG Liquidity Fund (the “Fund”), a series of Investors Cash Trust (the “Trust”) (Reg. Nos. 033-34645; 811-06103)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 95 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for the purpose of reflecting enhancements to the Advisor’s ESG methodology to include internal research-based assessments. Pursuant to Rule 485(a)(1), the Trust has designated on the facing page of the Amendment that it will become effective on December 1, 2022. No fees are required in connection with this filing.

Please be advised that, on behalf of the Fund, in accordance with Securities and Exchange Commission Releases 33-6510 and IC-13768, we hereby request selective review by the Staff of the Securities and Exchange Commission (the “Commission”). Specifically, we request that the Staff selectively review the disclosure contained in the Amendment that reflects the aforementioned enhancements and other revisions to the ESG methodology in the Fund’s “Principal Investment Strategies” section. Other than this item, the Amendment does not contain any material changes to the Fund’s currently effective disclosure. We note that this disclosure as well as other aspects of the ESG methodology disclosure are similar to comparable disclosure contained in the prospectus for DWS ESG Global Bond Fund, a series of Deutsche DWS Global/International Fund, Inc. (Reg. Nos. 033-05724; 811-04670), that was filed with the Commission under paragraph (a)(1) of Rule 485 on December 30, 2021, and subsequently discussed with the Staff pursuant to comments received on February 10, 2022 and February 24, 2022.

The Staff last reviewed the Fund’s “Principal Investment Strategies” disclosure in Post-Effective Amendment No. 76 under the Securities Act, filed with the Commission on July 25, 2018. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on November 23, 2021 in Post-Effective Amendment No. 93 under the Securities Act.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/ Rob Benson

Rob Benson

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.